Note 18 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
1
8
Commitments and Contingencies
The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include all commitments to extend credit. These commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the balance sheet. The contract amounts of these instruments reflect the extent of involvement by the Company.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contract amount of these commitments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

	Contract Amount December 31,
(Dollars in thousands)	2020	2019
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
Single family	$20,283	7,620
Multi-family	1,150	0
Commercial real estate	821	19,183
Commercial business	1,342	11,354
Undisbursed balance of loans closed	38,990	30,070
Unused lines of credit	113,435	107,767
Letters of credit	4,309	2,810
Total commitments to extend credit	$180,330	178,804
Forward commitments	$24,746	10,098

Commitments to extend credit are agreements to lend to a customer, at the customer's request, as long as there is no
violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may
require the payment of a fee. Since a portion of the commitments are expected to expire without being drawn upon, the total commitment amounts do not
necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on the loan type and on management's credit evaluation of the borrower. Collateral consists primarily of residential and commercial real estate and personal property. Forward commitments represent commitments to sell loans to a third
party following the closing of the loan and are entered into in the normal course of business by the Bank.

The Bank issued standby letters of credit which guarantee the performance of customers to third
parties. The standby letters of credit outstanding expire over the next
22
months and totaled
$4.1
million at
December 31, 2020
and
$2.7
million at
December 31, 2019.
The letters of credit are collateralized primarily with commercial real estate mortgages. Draws on standby letters of credit would be initiated by the secured party under the terms of the underlying obligation. Since the conditions under which the Bank is required to fund the standby letters of credit may
not
materialize, the cash requirements are expected to be less than the total outstanding commitments.

The Company has certain obligations and commitments to make future payments under existing contracts. At
December 31, 2020,
the aggregate contractual obligations (excluding bank deposits) and commercial commitments were as follows:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$3,379	896	1,739	744	0
Total contractual obligations	$3,379	896	1,739	744	0

	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$73,742	30,814	12,108	21,840	8,980
Commitments to lend	29,153	9,634	2,159	553	16,807
Standby letters of credit	4,309	4,234	75	0	0
Total other commercial commitments	$107,204	44,682	14,342	22,393	25,787

From time to time, the Company is party to legal proceedings arising out of its lending and deposit operations. The Company is, and expects to become, engaged in foreclosure proceedings, collection actions, and other litigation as part of its normal banking activities. Among the various current litigation matters, the Company is involved in a bankruptcy litigation claim where the bankruptcy trustee is attempting to recover
$1.9
million related to the principal and interest payments made to the Bank prior to the bankruptcy filing of a former customer of the Bank.

The Company examines each legal matter, and, in those situations where it determines that a particular legal matter presents loss contingencies that are both probable and reasonably estimable, establishes an appropriate accrual. In many situations, the Company is not
able to estimate reasonably possible losses due to the preliminary nature of the legal matter, as well as a variety of other factors and uncertainties. For those legal matters where the Company is able to estimate a range of reasonably possible losses, management currently estimates that the aggregate range of losses from all of our outstanding litigation is from
$0
to
$0.9
million in excess of the amounts accrued, if any. This estimated aggregate range is based on an assessment of the information currently available to the Company and the actual aggregate losses could be higher. However, the Company does not
believe these losses are probable to occur at this time. The Company reassesses all of its potential loss positions based on the available information each quarter and the estimated range of reasonably possible losses may
change in the future. The Company typically vigorously pursues all available defenses related to litigation but may
consider other alternatives, including settlement, in situations where there is an opportunity to resolve a legal matter on terms that are considered to be favorable to the Company when considering the continued expense and distraction of defending against any particular legal action.

Based on the Company's current understanding of all of the outstanding legal matters, management does not
believe that judgments or settlements arising from any pending or threatened litigation, individually or in the aggregate, would have a material adverse effect on the consolidated financial condition or results of operations. However, litigation is unpredictable and the actual results of litigation cannot be determined with any certainty. Therefore, the ultimate aggregate resolution of any, or all, of the current outstanding legal matters could have a material adverse effect on the Company's results of operations in the future.